STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

December 29, 2016

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:	Delaware Group Tax-Free Fund (the "Registrant")
File Nos. 811-03850; 002-86606
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 52 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on December 28, 2016.

Please direct any questions or comments relating to this certification to me at (215) 564-8099.

Sincerely,

/s/Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Emilia P. Wang Delaware Investments
Bruce G. Leto